Expense Classification - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Development and Maintenance Expense	$ 100	$ 94	$ 353	$ 393	$ 350
Cost of sale and direct operating	437	453	1,740	1,848	1,895
Sales,Marketing and Administration Expense	242	253	1,039	1,108	1,057
Scenario, Previously Reported
Development and Maintenance Expense		86	353	393	350
Cost of sale and direct operating		458	1,740	1,848	1,895
Sales,Marketing and Administration Expense		256	1,039	1,108	1,057
Scenario, Actual
Development and Maintenance Expense		94	393	426	391
Cost of sale and direct operating		453	1,735	1,822	1,877
Sales,Marketing and Administration Expense		$ 253	$ 1,004	$ 1,101	$ 1,034